Commitments and contingencies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 19,812
Less than 1 year	19,812
1 to 3 years	0
3 to 5 years	0
More than 5 years	0
Rental expense	4,700	€ 4,800	€ 4,600
Asset retirement obligation	600	€ 1,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	10,348
2020	9,143
2021	9,137
2022	8,730
2023	7,505
2024 and thereafter	32,016
Total	76,879
Minimum sublease rentals receivable	€ 1,900